Aberdeen International Small Cap Fund (formerly Aberdeen Global Small Cap Fund)
Aberdeen International Small Cap Fund (formerly Aberdeen Global Small Cap Fund)
Objective
The Aberdeen International Small Cap Fund (formerly, Aberdeen Global Small Cap Fund) (the “International Small Cap Fund” or the “Fund”) seeks long-term growth of capital.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay when you buy and hold shares of the International Small Cap Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Aberdeen Funds.  More information about these and other discounts is available from your financial advisor and in the “Investing with Aberdeen Funds: Choosing a Share Class — Reduction and Waiver of Class A Sales Charges” section on page 200 of the Fund’s prospectus and in the “Additional Information on Purchases and Sales — Waiver of Class A Sales Charges” and “Reduction of Sales Charges” sections on pages 154-156 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Aberdeen International Small Cap Fund (formerly Aberdeen Global Small Cap Fund)	Class A		Class C	Class R	Institutional Class	Institutional Service Class
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%		none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	1.00%	[1]	1.00%	none	none	none
[1]	Unless you are otherwise eligible to purchase Class A shares without a sales charge, a contingent deferred sales charge (CDSC) of up to 1.00% will be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finder's fee was paid.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Aberdeen International Small Cap Fund (formerly Aberdeen Global Small Cap Fund)		Class A	Class C	Class R	Institutional Class	Institutional Service Class
Management Fees		1.15%	1.15%	1.15%	1.15%	1.15%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%	none	none
Other Expenses	[1]	0.41%	0.48%	0.48%	0.41%	0.48%
Total Annual Fund Operating Expenses		1.81%	2.63%	2.13%	1.56%	1.63%
Less: Amount of Fee Limitations/Expense Reimbursements	[2]	0.18%	0.33%	0.18%	0.26%	0.18%
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements		1.63%	2.30%	1.95%	1.30%	1.45%
[1]	Other Expenses have been restated to reflect current fees.
[2]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 1.30% for all Classes of the Fund. This contractual limitation may not be terminated before February 28, 2017 without the approval of the Board of Trustees. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, Rule 12b-1 fees, administrative services fees, transfer agent out-of-pocket expenses for Class A Shares, Class R Shares and Institutional Service Class Shares and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid.

Example

This Example is intended to help you compare the cost of investing in the International Small Cap Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Aberdeen International Small Cap Fund (formerly Aberdeen Global Small Cap Fund) - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	731	1,095	1,483	2,565
Class C	333	786	1,366	2,939
Class R	198	650	1,128	2,448
Institutional Class	132	467	825	1,834
Institutional Service Class	148	497	870	1,918

You would pay the following expenses on the same investment if you did not sell your shares:
Expense Example No Redemption	1 Year	3 Years	5 Years	10 Years
Aberdeen International Small Cap Fund (formerly Aberdeen Global Small Cap Fund) | Class C | USD ($)	233	786	1,366	2,939

Portfolio Turnover

The International Small Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 12.11% of the average value of its portfolio.

Principal Strategies

The International Small Cap Fund seeks to achieve its objective by investing primarily in equity securities of small non-U.S. companies. Equity securities include, but are not limited to, common stock, preferred stock and depositary receipts.  As a non-fundamental policy, under normal market conditions, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities of non-U.S. small companies.  For purposes of the 80% policy, a company is considered to be a non-U.S. company if Fund management determines that the company meets one or more of the following criteria: the company

•                  is organized under the laws of or has its principal place of business in a country outside the U.S.;

•                  has its principal securities trading market in a country outside the U.S.;

•                  alone or on a consolidated basis derives the highest concentration of its annual revenue or earnings or assets from goods produced, sales made or services performed in a country outside the U.S.; and/or

•                  issues securities denominated in the currency of a country outside the U.S.

The Fund may also invest in companies of emerging market countries. The Fund may invest in securities denominated in U.S. Dollars and the currencies of the foreign countries in which it may invest.  The Fund typically has full currency exposure to those markets in which it invests.

The Fund considers a “small” company to be one whose market capitalization is within the range of capitalizations of companies in the MSCI All Country World ex-USA Small Cap Index at the time of purchase. As of January 31, 2016, the MSCI All Country World ex-USA Small Cap Index included companies with market capitalizations between $21.84 million and $6.78 billion. In addition, based on current market conditions, the Fund generally will not consider a company with a market capitalization in excess of $6 billion to be small-cap; however, this maximum capitalization may change with market conditions. Some companies may outgrow the definition of a small company or may no longer fall within the range of a reconstituted index after the Fund has purchased their securities. These companies will continue to be considered small for purposes of the Fund’s minimum 80% allocation to small company equities. In addition, the Fund may invest in companies of any size once the 80% policy is met. As a result, the Fund’s average market capitalization may sometimes exceed that of the largest company in the MSCI All Country World ex-USA Small Cap Index.

The Fund will invest in a range of industries and countries.

If the International Small Cap Fund changes its 80% investment policy, it will notify shareholders at least 60 days before the change and, if necessary, will change the name of the International Small Cap Fund.

The Fund may invest:

•                  up to 20% of net assets in debt securities;

•                  up to 10% of net assets in private funds that invest in private equity and in venture-capital companies;

•                  up to 35% of net assets in emerging markets securities; and

•                  without limit in foreign securities.

Principal Risks

The International Small Cap Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments — and therefore, the value of Fund shares — may fluctuate. These changes may occur because of:

Country/Regional Focus Risk — Significant exposure to a single country or geographical region involves increased currency, political, regulatory and other risks. Market swings in the targeted country or geographical region likely will have a greater effect on portfolio performance than they would in a more geographically diversified fund.

Emerging Markets Risk — A magnification of the risks that apply to foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets (see “Foreign Securities Risk” below).

Foreign Currency Exposure Risk — The value of foreign currencies relative to the U.S. Dollar fluctuates in response to market, economic, political, regulatory, geopolitical or other conditions. A decline in the value of a foreign currency versus the U.S. Dollar reduces the value in U.S. Dollars of investments denominated in that foreign currency. This risk may impact the Fund more greatly to the extent the Fund does not hedge its currency risk, or hedging techniques used by the Adviser are unsuccessful.

Foreign Securities Risk — Foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

Impact of Large Redemptions and Purchases of Fund Shares — Occasionally, shareholders may make large redemptions or purchases of Fund shares, which may cause the Fund to have to sell securities or invest additional cash. These transactions may adversely affect the Fund’s performance and increase transaction costs. In addition, large redemption requests may exceed the cash balance of the Fund and result in credit line borrowing fees and/or overdraft charges to the Fund until the sales of portfolio securities necessary to cover the redemption request settle.

Market Risk — Deteriorating market conditions might cause a general weakness in the market that reduces the prices of securities in those markets in which the Fund invests.

Sector Risk — To the extent that the Fund has a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector, the Fund may be more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Consumer Staples Sector Risk.  To the extent that the consumer staples sector continues to represent a significant portion of the Fund, the Fund will be sensitive to changes in, and its performance may depend to a greater extent on, factors impacting this sector.The consumer staples sector may be affected by the regulation of various product components and production methods, marketing campaigns and other factors affecting consumer demand. Tobacco companies, in particular, may be adversely affected by new laws, regulations and litigation. The consumer staples sector may also be adversely affected by changes or trends in commodity prices, which may be influenced by unpredictable factors.

Securities Selection Risk — The investment team may select securities that underperform the stock market or other funds with similar investment objectives and strategies.

Small-Cap Securities Risk — Stocks of smaller companies are usually less stable in price and less liquid than those of larger, more established companies. Therefore, they generally involve greater risk.

Valuation Risk — The lack of active trading markets may make it difficult to obtain an accurate price for a security held by the Fund.

If the value of the Fund’s investments decreases, you may lose money.

For additional information regarding the above identified risks, see “Fund Details: Additional Information about Investments, Investment Techniques and Risks” in the prospectus.

Performance

The bar chart and table below can help you evaluate potential risks of the International Small Cap Fund. The bar chart shows how the Fund’s annual total returns for Class A have varied from year to year. The returns in the table reflect the maximum sales charge for Class A.  The returns in the bar chart do not reflect sales loads or account fees. If these amounts were reflected, returns would be less than those shown.

The table compares the Fund’s average annual total returns to the returns of the MSCI All Country World ex-USA Small Cap Index, a broad-based securities index.  Effective February 29, 2016, the MSCI All Country World ex-USA Small Cap Index replaced the MSCI World Small Cap Index as the Fund’s benchmark index. The Adviser believes that the MSCI All Country World ex-USA Small Cap Index is a more meaningful comparison index given the Fund’s investment strategy.  Past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.  For updated performance information, please visit www.aberdeen-asset.us or call 866-667-9231.

The Fund changed its investment strategy effective February 29, 2016.  Performance information for periods prior to February 29, 2016 does not reflect the current investment strategy.  In connection with the change in investment strategy, the Fund changed its name from Aberdeen Global Small Cap Fund to Aberdeen International Small Cap Fund.  The returns presented for the International Small Cap Fund prior to July 20, 2009 reflect the performance of a predecessor fund (the “Predecessor Fund”). The International Small Cap Fund adopted the performance of the Predecessor Fund as the result of a reorganization in which the International Small Cap Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. The International Small Cap Fund and the Predecessor Fund had substantially similar investment objectives and strategies prior to the Fund’s adoption of its current investment strategy on February 29, 2016.

Returns of the Predecessor Fund have not been adjusted to reflect the expenses applicable to the respective classes.  Class A returns for periods prior to July 20, 2009 are based on the previous performance of the Common Class shares of the Predecessor Fund. Class R returns for periods prior to July 20, 2009 are based on the previous performance of the Adviser Class shares of the Predecessor Fund. Institutional Service Class returns prior to the commencement of operations of the Institutional Service Class (inception date: September 16, 2009) are based on the previous performance of the Fund’s Class A shares. Institutional Class returns prior to the commencement of operations of the Institutional Class (inception date: July 20, 2009) are based on the previous performance of the Common Class shares of the Predecessor Fund.  Excluding the effect of any fee waivers or reimbursements, this performance is substantially similar to what each individual class would have produced because all classes invest in the same portfolio of securities.  Returns would only differ to the extent of the differences in expenses between the two classes.

Annual Total Returns — Class A Shares (Years Ended Dec. 31)

Highest Return: 23.29% - 2nd quarter 2009 Lowest Return: -27.42% - 4th quarter 2008
Average Annual Total Returns as of December 31, 2015

After-tax returns are shown in the following table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Average Annual Returns - Aberdeen International Small Cap Fund (formerly Aberdeen Global Small Cap Fund)	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class A	(8.10%)	3.96%	3.02%
Class C	(4.02%)	4.47%	2.90%
Class R	(2.82%)	4.92%	3.37%
Institutional Class	(2.27%)	5.52%	3.81%
Institutional Service Class	(2.47%)	5.33%	3.73%
After Taxes on Distributions | Class A	(10.89%)	2.73%	2.32%
After Taxes on Distributions and Sale of Fund Shares | Class A	(2.90%)	2.87%	2.22%
MSCI All-Country World ex-USA Small Cap Index (reflects no deduction for fees, expenses or taxes)	2.95%	2.99%	5.33%
MSCI World Small Cap Index (reflects no deduction for fees, expenses or taxes)	0.12%	7.99%	6.45%